Cover	Dec. 06, 2021	Dec. 01, 2021
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Dec. 06, 2021
Entity Registrant Name		VOLTA INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39508
Entity Tax Identification Number		99-1550630
Entity Address, Address Line One		155 De Haro Street
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94103
City Area Code		888
Local Phone Number		264-2208
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001819584
Amendment Flag		false
Class A Common Stock, par value of $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security		Class A Common Stock, par value of $0.0001 per share
Trading Symbol		VLTA
Security Exchange Name		NYSE
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Entity Information [Line Items]
Title of 12(b) Security		Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol		VLTA WS
Security Exchange Name		NYSE